Accounts Receivable and Contract Assets - Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 1,052,631		¥ 1,028,004
Credit loss allowance for accounts receivable	(188,725)		(145,699)	¥ (50,544)
Accounts receivable, net	¥ 863,906	$ 132,399	¥ 882,305